Income Taxes - Narrative (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Effective income tax rate reconciliation (as a percent)		232.00%		106.00%		16.00%	1.00%	1.00%
Deferred tax benefit related to Tax Act						$ 1,900,000
State income taxes						153,000	$ 148,000	$ 108,000
Operating loss carryforwards		$ 29,300,000		$ 29,300,000
Net deferred tax liability	$ 153,000					153,000	0
Income tax provision (benefit)		(15,210,000)	$ 187,000	(17,400,000)	$ 273,000	1,690,000	148,000	$ 108,000
Valuation allowance	2,912,000	2,900,000		$ 2,900,000		2,912,000	$ 0
Tax Receivable Agreement | Tema
Income Tax Contingency [Line Items]
Operating loss carryforwards	21,000,000					21,000,000
Deferred tax assets	5,700,000					5,700,000
Increase (decrease) of valuation allowance	200,000					(1,500,000)
Increase (decrease) in additional paid in capital	(200,000)					$ 1,500,000
Payment of net cash savings (as a percent)				90.00%		90.00%
Estimated net deferred tax liability	400,000	57,500,000		$ 57,500,000		$ 400,000
Net deferred tax liability	$ 0	$ 0		$ 0		$ 0
Payment of estimated future cash tax savings (as a percent)				90.00%		90.00%